Subsequent Events (Details) - USD ($)		1 Months Ended
	May 02, 2022	Apr. 26, 2022	Nov. 03, 2022	Mar. 31, 2022
Subsequent Events (Details) [Line Items]
Aggregate value				$ 175,000,000
Aggregate outstanding				$ 3,900,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Public shares exercised (in Shares)		4,258,586
Trust account		$ 43,000,000
Price per public shares (in Dollars per share)		$ 10.1
Pay trust account		$ 32,700,000
Public shares outstanding (in Shares)			3,241,414
Non-convertible loan			$ 66,667
Price per share (in Dollars per share)			$ 0.02
Deferred fee	$ 2,250,000
Business combination	500,000
Aggregate principal amount	400,000
Loan to the Company	400,000
Deposit into the Trust Account	66,667
Monthly extension amount	$ 66,665